Consolidated Financial Statements - Consolidated Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income (loss)	$ (4,169)	$ 2,483	$ 1,427	$ 3,379	$ 2,738
Stock-based compensation expense	9,533	3,253	4,796	1,448	638
Deferred taxes	701	0	301	290	73
Donation of common stock to Tableau Foundation	0	0	1,851	0	0
Income taxes receivable	(3,453)	0	(1,072)	0	0
As Previously Reported
Operating activities
Net income (loss)			1,598
Stock-based compensation expense			4,759
Deferred taxes			404
Donation of common stock to Tableau Foundation			1,614
Income taxes receivable			(1,072)
Adjustments
Operating activities
Net income (loss)			(171)
Stock-based compensation expense			37
Deferred taxes			(103)
Donation of common stock to Tableau Foundation			$ 237